Explanatory Note

The sole purpose of this filing is to file revised risk/return summary information in interactive data format for Class D Shares of each series of the Registrant referenced in the supplements filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 19, 2020 (accession number 0001193125-20-173275).